Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Xtrackers RREEF Global Natural Resources ETF (NRES)

The following information replaces the existing tables for Xtrackers RREEF Global Natural Resources ETF in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Xtrackers RREEF Global Natural Resources ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
John W. Vojticek	$0
Patrick Dwyer	$0
Shlomo Bassous	$0
Ashif Shaikh	$0
Daniel Park	$0
Eugene Bidchenco	$0
Taylor Smith	$100,001 - $500,000

Conflicts of Interest

Xtrackers RREEF Global Natural Resources ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
John W. Vojticek	4	$6,341,954,131	0	$0
Patrick Dwyer	29	$22,535,119,608	0	$0
Shlomo Bassous	29	$22,535,119,608	0	$0
Ashif Shaikh	29	$22,535,119,608	0	$0
Daniel Park	29	$22,535,119,608	0	$0
Eugene Bidchenco	0	$0	0	$0
Taylor Smith	0	$0	0	$0

November 26, 2025

SAISTKR25-17

Xtrackers RREEF Global Natural Resources ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
John W. Vojticek	29	$7,829,046,805	0	$0
Patrick Dwyer	0	$0	0	$0
Shlomo Bassous	0	$0	0	$0
Ashif Shaikh	0	$0	0	$0
Daniel Park	0	$0	0	$0
Eugene Bidchenco	0	$0	0	$0
Taylor Smith	0	$0	0	$0

Xtrackers RREEF Global Natural Resources ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
John W. Vojticek	41	$17,513,554,096	10	$809,355,885
Patrick Dwyer	21	$2,974,663,525	0	$0
Shlomo Bassous	21	$2,974,663,525	0	$0
Ashif Shaikh	21	$2,974,663,525	0	$0
Daniel Park	21	$2,974,663,525	0	$0
Eugene Bidchenco	0	$0	0	$0
Taylor Smith	0	$0	0	$0

Please Retain This Supplement for Future Reference

November 26, 2025

SAISTKR25-17